Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Federal deposit insurance corporation			$ 250,000
Non-interest bearing bank deposit account	$ 106,000		106,000		$ 102,000
Revenue	$ 5,051,000	$ 1,751,000	$ 10,585,000	$ 6,297,000	$ 9,317,000	$ 4,118,000
Sales Revenue [Member]
Concentration risk, percentage	67.00%	59.00%	76.00%	80.00%
Revenue	$ 3,373,000	$ 1,017,000	$ 7,991,000	$ 5,067,000
Sales Revenue [Member] | Major Customer One [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration risk, percentage			10.00%	10.00%
Sales Revenue [Member] | Major Customer Four [Member]
Concentration risk, percentage				10.00%
Purchase [Member]
Concentration risk, percentage	39.00%	67.00%	37.00%	63.00%
Total purchase	$ 2,581,000	$ 1,735,000	$ 4,802,000	$ 5,117,000
Purchase [Member] | Suppliers One [Member]
Concentration risk, percentage	10.00%		10.00%
Purchase [Member] | Supplier Two [Member]
Concentration risk, percentage	10.00%		10.00%
Purchase [Member] | Three Suppliers [Member]
Concentration risk, percentage		10.00%		10.00%